Registration Nos. 333-179997

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

POST-EFFECTIVE AMENDMENT NO. 11

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

Amendment No. 13

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

10 Hudson Yards, New York, New York 10001

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR.,

Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

10 Hudson Yards

New York, New York 10001

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on March 19, 2021 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

Post-Effective Amendment No. 10 (“Amendment No. 10”) to the Registration Statement of The Guardian Separate Account R (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”) on December 22, 2020 for the purpose to update the registration statement to conform to the amendments to Form N-4, which require various format and disclosure changes, as adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. This Post-Effective Amendment No. 11 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate March 19, 2021 as the new effective date for Amendment No. 10. Amendment No. 10 was initially scheduled to become effective on February 19, 2021. This Post-Effective Amendment No. 11, however, is not intended to amend or supersede any information contained in Amendment No. 10.

THE GUARDIAN SEPARATE ACCOUNT R

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 of The Guardian Separate Account R (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on December 22, 2020 (“Amendment No. 10”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 10 to the Registrant’s Registration Statement on Form N-4 filed with the SEC on December 22, 2020.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 10 to the Registrant’s Registration Statement on Form N-4 filed with the SEC on December 22, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 11 under the 1933 Act and Amendment No. 13 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in Ridgewood, New Jersey.

The Guardian Separate Account R (Registrant)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Depositor)

By:	/s/Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary of The Guardian Insurance & Annuity Company, Inc.

Date:	2/18/2021

Time:	8:08:59 AM EDT

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Depositor)

By:	/s/Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

Date:	2/18/2021

Time:	8:08:59 AM EDT

As required by the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/Dominique Baede	President & Director	Date: 2/18/2021 Time: 10:09:31 AM EDT
Dominique Baede

/s/Carl Desrochers	Vice President &	Date: 2/18/2021 Time: 9:49:17 AM EDT
Carl Desrochers	Chief Financial Officer

/s/Richard T. Potter, Jr.	Director	Date: 2/18/2021 Time: 8:08:59 AM EDT
Michael N. Ferik*

/s/Kevin Molloy	Director	Date: 2/18/2021 Time: 2:03:19 AM EDT
Kevin Molloy

/s/Richard T. Potter, Jr.	Senior Vice President,	Date: 2/18/2021 Time: 8:08:59 AM EDT
Michael Slipowitz*	Corporate Chief Actuary & Director

*By: /s/Richard T. Potter, Jr.		Date: 2/18/2021 Time: 8:08:59 AM EDT
Richard T. Potter, Jr., as agent pursuant to power of attorney